Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Small Cap Value and Inflection Fund - Class A | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Class A | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value and Inflection Fund - Class A | PotlatchDeltic Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class A | Newmark Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class A | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class A | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class A | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class A | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class A | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class A | Rush Enterprises, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Small Cap Value and Inflection Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Value and Inflection Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Small Cap Value and Inflection Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Small Cap Value and Inflection Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Small Cap Value and Inflection Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Small Cap Value and Inflection Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Value and Inflection Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Small Cap Value and Inflection Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Value and Inflection Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Value and Inflection Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Small Cap Value and Inflection Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value and Inflection Fund - Institutional Class | PotlatchDeltic Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Newmark Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional Class | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Rush Enterprises, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Small Cap Value and Inflection Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | PotlatchDeltic Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Newmark Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Rush Enterprises, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Small Cap Value and Inflection Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | PotlatchDeltic Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Newmark Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Rush Enterprises, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Small Cap Value and Inflection Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value and Inflection Fund - Class R | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Class R | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value and Inflection Fund - Class R | PotlatchDeltic Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class R | Newmark Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class R | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class R | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class R | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class R | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class R | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class R | Rush Enterprises, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Small Cap Value and Inflection Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Value and Inflection Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Small Cap Value and Inflection Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Small Cap Value and Inflection Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Small Cap Value and Inflection Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Small Cap Value and Inflection Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Value and Inflection Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Small Cap Value and Inflection Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Value and Inflection Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Value and Inflection Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Small Cap Value and Inflection Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Small Cap Value and Inflection Fund - Class S | Cushman & Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Class S | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value and Inflection Fund - Class S | PotlatchDeltic Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class S | Newmark Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class S | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class S | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class S | Fulton Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value and Inflection Fund - Class S | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class S | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class S | Rush Enterprises, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Value and Inflection Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Small Cap Value and Inflection Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Small Cap Value and Inflection Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Small Cap Value and Inflection Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Small Cap Value and Inflection Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Small Cap Value and Inflection Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Small Cap Value and Inflection Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Value and Inflection Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Small Cap Value and Inflection Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Small Cap Value and Inflection Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Value and Inflection Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value and Inflection Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Small Cap Value and Inflection Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%